Presentation and preparation of the Consolidated Financial Statements (Details) - BRL (R$) R$ in Thousands		3 Months Ended
	Sep. 19, 2025	Mar. 31, 2026
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of share capital	53.00%
Percentage of remaining estruturals share capital	47.00%
Purchase price amount (in Brazil Real)		R$ 657,596
Estrutural amounts (in Brazil Real)		R$ 154
KOVR Participações S.A [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of share capital	100.00%
KOVR Seguradora S.A [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of share capital	100.00%
KOVR Capitalização S.A [Member]
Disclosure of information about unconsolidated subsidiaries [line items]
Percentage of share capital	100.00%